Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 55,649	$ 46,810
Tax credit carryforward	2,298	2,199
Reserves and accruals	909	1,030
Stock based compensation	1,011	498
Property, plant and equipment	214	0
Other	898	21
Total deferred tax assets	60,979	50,558
Less: Deferred tax assets valuation allowance	(57,225)	(45,180)
Total deferred tax assets, net of valuation allowance	3,754	5,378
Deferred tax liabilities:
Capitalized internal-use software costs	(2,477)	(3,223)
Intangibles	(42)	(1,076)
Property, plant and equipment	0	(153)
Total deferred tax liabilities	(2,519)	(4,452)
Net deferred tax assets	$ 1,235	$ 926